Schedule II Valuation and Qualifying Accounts (Tables)	12 Months Ended
May 31, 2011
Valuation And Qualifying Accounts Abstract
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS
For the Years ended May 31, 2011, 2010, and 2009
In millions

Column A	Column B	Column C		Column D	Column E
		Additions
	Balance	Charged	Charged		Balance
	Beginning of	to Costs	to Other		at End
Description	Period	and Expenses	Accounts(a)	Deductions	of Period(b)
Allowance for doubtful accounts, deducted from
accounts receivable in the balance sheet:
Year ended May 31, 2009	28.6	9.1	0.4	(6.9)	31.2
Year ended May 31, 2010	31.2	2.0	1.0	(5.5)	28.7
Year ended May 31, 2011	28.7	(3.3)	-	(4.0)	21.4

Income tax valuation allowance, related to
deferred income taxes
Year ended May 31, 2009	6.6	106.0	4.3	(1.3)	115.6
Year ended May 31, 2010	115.6	53.0	(11.5)	-	157.1
Year ended May 31, 2011	157.1	23.8	36.5	(8.2)	209.2

(a)       For fiscal 2011, the income tax valuation allowance adjustment was recorded to accumulated other comprehensive income and deferred taxes. For fiscal 2010, the income tax valuation allowance adjustment was recorded to accumulated other comprehensive income. For fiscal 2009, the income tax valuation allowance adjustments include an amount recorded to goodwill as part of purchase accounting and accumulated other comprehensive income.

(b)       Allowance for doubtful accounts balance includes $17.4 million, $19.5 million and $17.6 million of allowance on long-term receivables recorded in other long term assets for the years ended May 31, 2011, 2010 and 2009, respectively.